CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 7,584,859	$ 5,239,437
Cost of net revenues	4,689,200	4,685,755
Gross profit	2,895,659	553,682
Operating expenses:
General and administrative	17,779,903	7,149,210
Sales and marketing	3,810,583	576,469
Distribution	489,371	342,466
Loss on disposal of property and equipment		(848,927)
Impairment of intangible assets	3,400,000	784,500
Change in fair value of contingent consideration	8,764,460
Total operating expenses	34,244,317	9,701,572
Loss from operations	(31,348,658)	(9,147,890)
Other income (expense):
Interest expense	(3,663,921)	(1,599,518)
Other non-operating income (expenses)	1,554,502	32,754
Total other income (expense), net	(2,109,419)	(1,566,764)
Income tax benefit (provision)	(1,100,120)	13,641
Net loss	$ (32,357,957)	$ (10,728,295)
Weighted average common shares outstanding - basic	7,689,215	664,167
Weighted average common shares outstanding - diluted	7,689,215	664,167
Net loss per common share - basic	$ (4.21)	$ (16.15)
Net loss per common share - diluted	$ (4.21)	$ (16.15)